Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, shares issued		20,000,000
Ordinary shares, shares outstanding		20,000,000
Common Class A [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	20,000,000
Ordinary shares, shares outstanding	20,000,000
Common Class B [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	2,000,000
Ordinary shares, shares outstanding	2,000,000